BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:   The charter of BlackRock New York Municipal Income Trust, a Delaware statutory trust (the “Trust”), is amended by this amendment, which amends the Statement of Preferences of Variable Rate Demand Preferred Shares, dated as of March 31, 2021 (the “Statement of Preferences”).

Second:   Appendix A to the Statement of Preferences is hereby amended pursuant to Appendix A attached hereto.

Third:   The amendment to the charter of the Trust as set forth above in this amendment has been duly advised by the board of trustees of the Trust and approved by the shareholders of the Trust as and to the extent required by law and in accordance with the charter of the Trust.

Fourth:   As amended hereby, the charter of the Trust shall remain in full force and effect.

Fifth:   This amendment shall be effective as of October 23, 2024.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock New York Municipal Income Trust has caused this amendment to be signed as of October 23, 2024, in its name and on its behalf by the person named below who acknowledges that this amendment is the act of the Trust and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in this amendment are true in all material respects.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

APPENDIX A

[Attached]

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09248L502*

Amendment to Notice of Special Rate Period

October 23, 2024

BlackRock New York Municipal Income Trust 100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Statement of Preferences of VRDP Shares, dated March 31, 2021 (the “Governing Instrument”), pursuant to the prior written consent of the Liquidity Provider and the Remarketing Agent and the affirmative vote or consent of the Holders of a majority of the VRDP Shares Outstanding, the Notice of Special Rate Period, dated as of March 31, 2021 (the “Notice of Special Rate Period”), has been amended by this Amendment to Notice of Special Rate Period as of the date hereof.

The following paragraph is included as the last paragraph in the section entitled “Additional Provisions Relating to the Termination of the Special Rate Period” in the Notice of Special Rate Period:

The Fund may terminate the Special Rate Period prior to the last day of the Special Rate Period by providing notice of such termination (the “Notice of Termination”) to the Holders of VRDP Shares, the Liquidity Provider, the Remarketing Agent and the Tender and Paying Agent at least 10 Business Days prior to the last day of the Special Rate Period that will result from such termination (the “Termination Date”). The Notice of Termination shall include the Termination Date, which shall be deemed the last day of the Special Rate Period, the Automatic Tender Date and the Purchase Date relating to such Automatic Tender Date. If the Fund provides the Notice of Termination in accordance with this paragraph, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the Automatic Tender Date with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

L-1

succeeding the Termination Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by BANA for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Statement of Preferences (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than BANA are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition- Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Governing Instrument and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock New York Municipal Income Trust

By:	/s/ Jonathan Diorio

Name: Jonathan Diorio
Title: Vice President

[Signature Page – BNY Notice of Termination of SRP]

Schedule 1

Recipients of this Amendment to Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:	Thomas Visone
Mary Ann Olson Todd Blasiak Lisa Irizarry Michael Jentis Carl Daniels Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com mary.ann.olson@bofa.com todd.blasiak@bofa.com lisa.m.irizarry@bofa.com michael.jentis@bofa.com DG.pfloats@bofa.com carl.daniels@bofa.com patrick.r.thomas@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

3rd Floor

New York, NY 10036

Attention:	Thomas Visone
Mary Ann Olson Todd Blasiak Lisa Irizarry Michael Jentis Carl Daniels Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com mary.ann.olson@bofa.com todd.blasiak@bofa.com lisa.m.irizarry@bofa.com michael.jentis@bofa.com dg.temm@bofa.com DG.pfloats@bofa.com carl.daniels@bofa.com

patrick.r.thomas@bofa.com

Banc of America Preferred Fund Corporation

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:	Thomas Visone
Mary Ann Olson Todd Blasiak Lisa Irizarry Michael Jentis Carl Daniels Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com mary.ann.olson@bofa.com todd.blasiak@bofa.com lisa.m.irizarry@bofa.com michael.jentis@bofa.com DG.pfloats@bofa.com carl.daniels@bofa.com patrick.r.thomas@bofa.com

The Depository Trust Company

LensNotice@dtcc.com

The Bank of New York Mellon

Corporate Trust Division

Dealing and Trading Group

240 Greenwich Street

Floor 7 East

New York, New York 10286

Attention:	Matthew Maselko
Mike Diep
Tel:	(412) 234-7468
(212) 815-2834
Email:	Matthew.Maselko@bnymellon.com
Mike.Diep@bnymellon.com